Consolidated Balance Sheets - USD ($)	Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 3,479,487		$ 1,034,103		$ 6,707,695
Accounts receivable, net	117,031		108,999		111,066
Inventories, net	113,602		103,914		163,993
Other current assets	2,520,748		377,291		222,737
Amount due from related parties	236,972		159,424		83,563
Total current assets	6,467,840		1,783,731		7,289,054
Non-current assets
Property and equipment, net	90,279		138,421		216,047
Intangible assets, net	3,212,725		2,360,937		18,952
Operating leases right-of-use assets	116,361		164,861		370,607
Other assets					55,955
Total non-current assets	3,419,365		2,664,219		661,561
TOTAL ASSETS	9,887,205		4,447,950		7,950,615
Current liabilities
Accounts payable	988,425		870,849		1,671,201
Accruals and other payables	357,174		563,530		1,078,094
Operating lease liabilities, current	87,797		168,948		240,090
Total current liabilities	1,532,920		1,690,311		3,158,296
Non-current liabilities
Operating lease liabilities	27,666				135,920
Total non-current liabilities	27,666		140,862		652,866
TOTAL LIABILITIES	1,560,586		1,831,173		3,811,162
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	36,786,799		30,164,959		28,466,888
Accumulated deficit	(28,998,016)		(28,139,599)		(24,755,793)
Accumulated other comprehensive income	537,279		591,250		428,220
Total shareholders’ equity	8,326,619		2,616,777		4,139,453
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,887,205		4,447,950		7,950,615
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	510	[1]	120	[1],[2]	89	[2]
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	47	[1]	47	[1],[2]	49	[2]
Officer [Member]
Current liabilities
Amount due to officers and related parties	7,565		798		133,544
Non-current liabilities
Amount due to officers			140,862		516,946
Related Party [Member]
Current liabilities
Amount due to officers and related parties	$ 91,959		$ 86,186		$ 35,367

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.
[2]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.